EMPLOYEE BENEFITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF EMPLOYEE BENEFITS

Employee benefits are recognized in general and administrative expense in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss), and for the three and six months ended June 30, 2024 and 2023, consisted of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Short-term employee benefits	$2,438,663	$688,925	$3,530,427	$1,360,248

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF EMPLOYEE BENEFITS
	2023	2022	2021

Short-term employee benefits	$2,961,866	$2,126,750	$3,019,824
Severances	17,506	247,860	22,329
Total	$2,979,372	$2,374,610	$3,042,153